CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF OPERATIONS
OPERATING REVENUES	$ 498,332	$ 567,936	$ 552,091
OPERATING EXPENSES
Voyage expenses	(13,925)	(12,284)	(12,974)
Vessel operating expenses	(109,384)	(112,736)	(113,755)
Depreciation	(129,045)	(131,783)	(137,061)
Amortization of deferred drydocking and special survey costs	(5,528)	(3,845)	(4,387)
Impairment loss	(415,118)	(41,080)	(75,776)
Bad debt expense	(15,834)
General and administrative expenses	(22,105)	(21,831)	(21,442)
Gain/(loss) on sale of vessels	(36)		5,709
Income/(loss) from operations	(212,643)	244,377	192,405
OTHER INCOME (EXPENSES):
Interest income	4,682	3,419	1,703
Interest expense	(82,966)	(84,435)	(95,050)
Other finance expenses	(4,932)	(4,658)	(4,687)
Equity loss on investments	(16,252)	(1,941)
Other income/(expense), net	(41,602)	111	422
Net unrealized and realized losses on derivatives	(12,482)	(39,857)	(98,713)
Total Other Expenses, net	(153,552)	(127,361)	(196,325)
Net Income/(Loss)	$ (366,195)	$ 117,016	$ (3,920)
EARNINGS/(LOSS) PER SHARE
Basic and diluted earnings/(loss) per share	$ (3.34)	$ 1.07	$ (0.04)
Basic and diluted weighted average number of common shares	109,801,586	109,785,484	109,676,056